MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Subsidiary Interests (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Construction operation | Multiplex Global Limited
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	100.00%	100.00%
Healthcare services | Healthscope Pty Ltd
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	28.00%	28.00%
Dealer software and technology services operation | CDK Global II LLC
Disclosure of subsidiaries [line items]
Voting interest	100.00%	100.00%
Economic interest	26.00%	26.00%
Water and wastewater operation | BRK Ambiental Participações S.A.
Disclosure of subsidiaries [line items]
Voting interest	70.00%	70.00%
Economic interest	26.00%	26.00%